Significant Accounting Policies - Property and equipment, net, goodwill and impairment of long-lived assets (Details)	Dec. 31, 2023
Electronic equipment and computers
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Office furniture and equipment
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years